ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Accrued expenses	24,808	27,268	3,927
Salaries and welfare payable	5,518	7,590	1,093
Business and other taxes payable	5,949	5,730	825
Unrecognized tax positions (note 23)	61,487	65,284	9,403
Consideration payable on behalf of a third party	—	13,182	1,899
Derivative liability*	688	—	—
Short-term secured borrowing (note 20)	83,611	79,613	11,467
MD Anderson consulting fee payable	22,672	2,794	402
Consideration advance from JWYK (note15)	—	12,999	1,872
Advance from customers	—	2,410	347
Other accruals	23,107	56,720	8,170
	227,840	273,590	39,405

*
Derivative liability represented the compound derivative bifurcated from the IFC convertible loan (note18) which was subject to fair value remeasurment for each reporting period. Gain on changes in the fair value of derivative liability of RMB2,605, RMB33,731 and RMB713 (US$103) was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2014, 2015 and 2016, respectively.